INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Israeli tax rate	26.50%	25.00%	25.00%	24.00%
Upfront payment received		$ 10,000
Tax payment withheld		1,585
Tax receivables refunded		1,085
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		177,952
Capital loss carryforward		727
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		14,511
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward		Dec. 31, 2018
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward		Dec. 31, 2032
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		$ 15
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward		Dec. 31, 2013
State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward		Dec. 31, 2032